Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Summary of Right-of-Use-Assets

Precision recognizes right-of-use assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, December 31, 2021	$40,463	$10,977	$51,440
Additions	1,662	5,410	7,072
Acquired	6,990	—	6,990
Depreciation	(3,730)	(3,535)	(7,265)
Lease remeasurements	(372)	189	(183)
Effect of foreign currency exchange differences	1,483	495	1,978
Balance, December 31, 2022	$46,496	$13,536	$60,032
Additions	1,217	15,811	17,028
Acquired	574	892	1,466
Derecognition	(5,947)	(685)	(6,632)
Depreciation	(3,559)	(4,741)	(8,300)
Lease remeasurements	(789)	1,314	525
Effect of foreign currency exchange differences	(480)	(201)	(681)
Balance, December 31, 2023	$37,512	$25,926	$63,438

Expected Non-cancellable Undiscounted Operating Lease Payments	Expected non-cancellable undiscounted operating lease payments are as follows:

	2023	2022
Less than one year	$17,540	$10,985
One to five years	42,460	28,977
More than five years	10,748	8,628
	$70,748	$48,590

Summary of Maturity Analysis of Lease Payments

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received subsequent to December 31, 2023: .

	Operating Leases	Finance Leases
Less than one year	$430,702	$764
One to five years	540,906	3,176
More than five years	57,061	3,473
Total undiscounted lease receipts	$1,028,669	$7,413
Unearned finance income on lease receipts		(1,639)
Net investment in the lease		$5,774